Employee benefit plans (Tables)	12 Months Ended
Mar. 31, 2025
Employee Benefit Plans [Abstract]
Net periodic benefit cost for defined benefit plans

	Millions of yen
	Year ended March 31
	2023	2024	2025
Service cost	¥6,398	¥6,028	¥5,748
Interest cost	2,432	3,484	4,039
Expected return on plan assets	(5,968)	(5,658)	(5,664)
Amortization of net actuarial losses	3,818	3,021	1,844
Amortization of prior service cost	(1,607)	(1,603)	(441)

Net periodic benefit cost	¥5,073	¥5,272	¥5,526

Reconciliation of changes in projected benefit obligation and fair value of plan assets

	Millions of yen
	As of or for the year ended March 31
	2024	2025
Change in projected benefit obligation:
Projected benefit obligation at beginning of year	¥265,143	¥245,439
Service cost	6,028	5,748
Interest cost	3,484	4,039
Actuarial gain	(14,049)	(19,012)
Benefits paid	(15,156)	(17,137)
Amendments of pension benefit plans	—	(883)
Acquisition, divestitures and other	(11)	(7)

Projected benefit obligation at end of year	¥245,439	¥218,187

Change in plan assets:
Fair value of plan assets at beginning of year	¥219,462	¥219,869
Actual return on plan assets	10,219	(364)
Employer contributions	848	748
Benefits paid	(10,660)	(11,730)

Fair value of plan assets at end of year	¥219,869	¥208,523

Funded status at end of year	(25,570)	(9,664)

Amounts recognized in the consolidated balance sheets	¥(25,570)	¥(9,664)

Projected benefit obligation, accumulated benefit obligation and fair value of plan assets for pension plans with ABO and PBO in excess of plan assets
The following table presents the PBO, ABO and fair value of plan assets for Japanese entities’ plans with ABO and PBO in excess of plan assets as of March 31, 2024 and 2025.

	Millions of yen
	March 31
	2024	2025
Plans with ABO in excess of plan assets:
PBO	¥45,899	¥45,064
ABO	45,899	45,064
Fair value of plan assets	—	—
Plans with PBO in excess of plan assets:
PBO	¥45,899	¥45,064
ABO	45,899	45,064
Fair value of plan assets	—	—

Amounts in accumulated other comprehensive income, pre-tax, that have not yet been recognized as components of net periodic benefit cost
The following table presents
pre-tax
amounts of Japanese entities’ plans deferred in
Accumulated other comprehensive income (loss)
that have not yet been recognized as components of net periodic benefit cost during the year ended March 31, 2025.

Millions of yen
For the year ended March 31, 2025
Net actuarial loss	¥28,525
Net prior service cost	(5,255)

Total	¥23,270

Amounts in accumulated other comprehensive income, pre-tax, expected to be recognized as components of net periodic benefit cost over next fiscal year
Pre-tax
amounts of Japanese entities’ plans in
Accumulated other comprehensive income
which are expected to be recognized as components of net periodic benefit cost over the next fiscal year are as follows.

Millions of yen
For the year ending March 31, 2026
Net actuarial loss	¥737
Net prior service cost	(541)

Total	¥196

Schedule of weighted-average assumptions used to determine PBO
The following table presents the weighted-average assumptions used to determine projected benefit obligations of Japanese entities’ plans as of March 31, 2024 and 2025.

	March 31
	2024	2025
Discount rate	1.6%	2.3%
Rate of increase in compensation levels	0.5%	0.5%
Interest crediting rate	2.8%	2.9%

Weighted-average assumptions used to determine net periodic benefit costs
The following table presents the weighted-average assumptions used to determine the net periodic benefit cost of Japanese entities’ plans for the year ended March 31, 2023, 2024 and 2025.

	Year ended March 31
	2023	2024	2025
Discount rate	0.8%	1.3%	1.6%
Rate of increase in compensation levels	0.3%	0.4%	0.5%
Expected long-term rate of return on plan assets	2.6%	2.6%	2.6%
Interest crediting rate	2.9%	2.8%	2.8%

Information about plan assets at fair value
The following tables present information about the fair value of plan assets of Japanese entities’ plans as of March 31, 2024 and 2025 within the fair value hierarchy.

	Millions of yen
	March 31, 2024
	Level 1	Level 2	Level 3	Balance as of March 31, 2024
Pension plan assets:
Private equity and pooled investments (1)	¥—	¥905	¥16,321	¥17,226
Japanese government securities	14,411	—	—	14,411
Investment trust funds and other (2)(3)	—	16,773	27,022	43,795
Life insurance company general accounts	—	74,529	—	74,529
Other assets	—	31,196	—	31,196

Total	¥14,411	¥123,403	¥43,343	¥181,157

	Millions of yen
	March 31, 2025
	Level 1	Level 2	Level 3	Balance as of March 31, 2025
Pension plan assets:
Private equity and pooled investments (1)	¥—	¥1,545	¥9,418	¥10,963
Japanese government securities	24,713	—	—	24,713
Investment trust funds and other (2)(3)	—	10,535	20,296	30,831
Life insurance company general accounts	—	75,067	—	75,067
Other assets	—	31,420	—	31,420

Total	¥24,713	¥118,567	¥29,714	¥172,994

(1)	Includes corporate type equity investments.
(2)	Includes primarily debt investment funds. Hedge funds and real estate funds are also included.
(3)
Certain
plan
assets that are
carried
at fair value using net asset value per share as a practical expedient have not been classified in the fair value hierarchy. As of March 31, 2024 and 2025, the fair value of these assets was
¥38,712 million and ¥35,529 million, respectively.

Information about plan assets for which Level 3 inputs are utilized to determine fair value
The following tables present information about plan assets of Japanese entities’ plans for which Nomura has utilized significant Level 3 valuation inputs to estimate fair value.

	Millions of yen
	Year ended March 31, 2024
	Balance as of April 1, 2023	Unrealized and realized gains / (loss)	Purchases / sales and other settlement	Balance as of March 31, 2024

Private equity and pooled investments	¥23,078	¥(316)	¥(6,441)	¥16,321
Investment trust funds and other	26,328	2,627	(1,933)	27,022

Total	¥49,406	¥2,311	¥(8,374)	¥43,343

	Millions of yen
	Year ended March 31, 2025
	Balance as of April 1, 2024	Unrealized and realized gains / (loss)	Purchases / sales and other settlement	Balance as of March 31, 2025
Private equity and pooled investments	¥16,321	¥(3,608)	¥(3,295)	¥9,418
Investment trust funds and other	27,022	(1,245)	(5,481)	20,296

Total	¥43,343	¥(4,853)	¥(8,776)	¥29,714

Expected benefit payments
The following table presents the expected benefit payments of Japanese entities’ plans during the next five fiscal years and in aggregate for the five fiscal years thereafter.

Year ending March 31	Millions of yen
2026	¥17,386
2027	15,261
2028	15,778
2029	14,226
2030	12,818
2031-2035	56,877